Real Estate Investments, Net (Summary of Amortization and Accretion Recognized) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
(Accretion) and Amortization of above-and below-market leases, net (2)			$ (120)	$ (35)
Depreciation and Amortization Expense | In-place Leases and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization of market least intangibles	$ 3,898	$ 4,062	7,907	7,959
Rental Income | Above and Below Market Leases
Finite-Lived Intangible Assets [Line Items]
(Accretion) and Amortization of above-and below-market leases, net (2)	(181)	(110)	(218)	(156)
Property Operating and Maintenance Expense | Above market ground leases
Finite-Lived Intangible Assets [Line Items]
Amortization of market least intangibles	$ 40	$ 21	$ 79	$ 43